Redeemable Convertible Preferred Stock (Details) - Fair Value, Inputs, Level 3 [Member]	5 Months Ended
Dec. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected life of the redemption in years	1 year
Risk free interest rate	0.85%
Expected annual volatility	174.84%
Annual rate of dividends	0.00%